Segmented Information - Summary of Segment Information (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2024 CAD ($)
Disclosure of operating segments [line items]
Impairment charge	$ 116.3
Marine Segments [member]
Disclosure of operating segments [line items]
Impairment charge	$ 116.3